CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,581	$ 5,761
Trade and other receivables	21,249	3,966
Derivative financial instruments	24,315	383
Income tax receivable	2,384	40
Other current assets	3,546	3,472
Assets held for sale	24,284	61,064
TOTAL CURRENT ASSETS	77,359	74,686
NON-CURRENT ASSETS
Development and production assets	633,400	338,796
Exploration and evaluation assets	79,470	34,979
Property and equipment	1,354	1,246
Income tax receivable, non-current	2,344	4,688
Derivative financial instruments	8,003	223
Other non-current assets	149
TOTAL NON-CURRENT ASSETS	724,720	379,932
TOTAL ASSETS	802,079	454,618
CURRENT LIABILITIES
Trade and other payables	34,796	9,051
Accrued expenses	35,223	39,051
Production prepayment		18,194
Derivative financial instruments	436	5,618
Provisions, current	900	1,158
Liabilities related to assets held for sale	1,125	1,064
TOTAL CURRENT LIABILITIES	72,480	74,136
NON-CURRENT LIABILITIES
Credit facilities, net of deferred financing fees	300,440	189,310
Restoration provision	16,544	7,567
Other provisions, non-current	1,090	2,158
Derivative financial instruments	2,578	3,728
Deferred tax liabilities	15,189
Other non-current liabilities	383	368
TOTAL NON-CURRENT LIABILITIES	336,224	203,131
TOTAL LIABILITIES	408,704	277,267
NET ASSETS	393,375	177,351
EQUITY
Issued capital	615,984	372,764
Share-based payments reserve	16,765	16,250
Foreign currency translation reserve	(706)	(1,134)
Accumulated deficit	(238,668)	(210,529)
TOTAL EQUITY	$ 393,375	$ 177,351